Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS FUND IV
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2013